Stock-based compensation (Details 1) - Mar. 31, 2015 - Stock Option Plan 2004 [Member] - USD ($)	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	131,237
Number of options, Granted	22,750
Number of options, Expired	55,112
Number of options, Forfeited	1,500
Number of options Outstanding, Ending Balance	97,375
Number of Options, Exercisable	76,125
Weighted average exercise price Outstanding, Beginning Balance	$ 11.59
Weighted average exercise price, Granted	3.74
Weighted average exercise price, Expired	10.97
Weighted average exercise price, Forfeited	3.74
Weighted average exercise price Outstanding, Ending Balance	10.22
Weighted average exercise price, Exercisable	$ 12.03
Weighted average remaining contractual term, Outstanding	4 years 4 months 24 days
Weighted average remaining contractual term, Exercisable	3 years
Aggregate intrinsic value, Outstanding	$ 2,125
Aggregate intrinsic value, Exercisable	$ 0